EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15       -       EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee’s monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee’s salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and long-term employee related liabilities in the amounts of $9,909 and $11,988, respectively, as of December 31, 2016.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its Israeli employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance amount as of such date will be released on the employee’s termination date. Payments relating to Israeli employee termination benefits were $4,345, $3,986 and $3,801 for 2016, 2015 and 2014, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 10% with employee average match of 1% from employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2016, 2015 and 2014 amounted to $7,015, $6,823 and $4,011, respectively.

B.	Jazz Employee Benefit Plans

The following information provide the changes in 2016, 2015 and 2014 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2016	2015	2014
Net periodic benefit cost:
Service cost	$12	$29	$24
Interest cost	85	126	118
Amortization of prior service costs	(12)	(973)	(1,737)
Amortization of net (gain) or loss	(333)	(115)	(227)
Total net periodic benefit cost	$(248)	$(933)	$(1,822)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	(316)	(1,333)	558
Amortization of prior service costs	12	973	1,737
Amortization of net gain or (loss)	333	115	227
Total recognized in other comprehensive income (expense)	$29	$(245)	$2,522
Total recognized in net periodic benefit cost and other comprehensive income	$(219)	$(1,178)	$700

Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	6.75%/10.00%	7.00%/20.00%	7.75%/25.00%
Ultimate rate (Pre-65/Post-65)	4.50%/5.00%	4.50%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2022	2025/2022	2022/2022
Measurement date	December 31, 2016	December 31, 2015	December 31, 2014

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2016:

	Increase	Decrease
Effect on service cost and interest cost	$7	$(5)
Effect on post-retirement benefit obligation	$59	$(46)

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2016	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of period	$1,781	$2,977	$2,317
Service cost	12	29	24
Interest cost	85	126	118
Benefits paid	(12)	(18)	(40)
Change in plan provisions	--	--	--
Actuarial loss (gain)	(316)	(1,333)	558
Benefit obligation end of period	$1,550	$1,781	$2,977
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	12	18	40
Benefits paid	(12)	(18)	(40)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(1,550)	$(1,781)	$(2,977)

	As of December 31,
	2016	2015	2014
Amounts recognized in statement of financial position:
Current liabilities	(37)	(40)	(83)
Non-current liabilities	(1,513)	(1,741)	(2,894)
Net amount recognized	$(1,550)	$(1,781)	$(2,977)
Weighted average assumptions used:
Discount rate	4.50%	4.80%	4.30%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	7.20%/10.00%	6.75%/10.00%	7.00%/20.00%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/5.00%	4.50%/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2025/2025	2025/2022	2025/2022

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2017	$37
2018	48
2019	59
2020	66
2021	67
2022-2026	$346

Jazz adopted several changes to the post-retirement medical plan in 2012 that cumulatively reduced it’s obligations by approximately $3,900. The changes in the plan were implemented through 2015 and included the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2016	2015	2014
Net periodic benefit cost:
Interest cost	841	798	796
Expected return on plan assets	(1,154)	(1,130)	(1,257)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	34	31	--
Total net periodic benefit cost	$(276)	$(298)	$(458)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	736	6	3,117
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(34)	(31)	--
Total recognized in other comprehensive income (expense)	$699	$(28)	$3,114
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$423	$(326)	$2,656
Weighted average assumptions used:
Discount rate	4.60%	4.20%	5.10%
Expected return on plan assets	6.20%	6.20%	7.50%
Rate of compensation increases	N/A	N/A	N/A
	Year ended December 31,
	2016	2015	2014
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$54	$33	$31

The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2016	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of period	$18,605	$19,304	$15,873
Interest cost	841	798	796
Benefits paid	(496)	(451)	(532)
Change in plan provisions	--	--	--
Actuarial loss (gain)	722	(1,046)	3,167
Benefit obligation end of period	$19,672	$18,605	$19,304
Change in plan assets:
Fair value of plan assets at beginning of period	$18,526	$18,134	$16,652
Actual return on plan assets	1,141	78	1,307
Employer contribution	700	765	707
Benefits paid	(496)	(451)	(532)
Fair value of plan assets at end of period	$19,871	$18,526	$18,134
Funded status	$199	$(79)	$(1,170)
Accumulated benefit obligation	$19,672	$18,605	$19,304
Amounts recognized in statement of financial position:
Non-current assets	$199	$--	$--
Non-current liabilities	--	(79)	(1,170)
Net amount recognized	$199	$(79)	$(1,170)
Weighted average assumptions used:
Discount rate	4.30%	4.60%	4.20%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2017	$706
2018	797
2019	866
2020	943
2021	999
2022-2026	$5,719

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2016:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$19,871	$--
Total plan assets at fair value	$--	$19,871	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2015:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,526	$--
Total plan assets at fair value	$--	$18,526	$--

Jazz’s pension plan weighted average asset allocations on December 31, 2016, by asset category are as follows:

Asset Category	December 31, 2016	Target allocation 2017
Equity securities	62%	60%
Debt securities	38%	40%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Jazz’s primary policy goals regarding the plan’s assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 40% debt, or fixed income securities, and 60% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by Jazz in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded if management's estimates are not consistent with actual investment performance.